Benefit Plans - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Age	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Retirement age for women | Age	64
Retirement age for men | Age	65
Increase in the defined benefit obligations percentage	5.60%
Percentage of increase in the discount rate	0.50%
Decrease in the defined benefit obligations percentage	4.90%
Percentage of decrease in the discount rate	0.50%
Expected contribution to the defined benefit plans	$ 4,500
Contributions per employee			$ 4,000
Contributions per employee percentage		4.00%
Employee contribution recognized	$ 3,800	$ 3,300	$ 1,600
United Kingdom
Disclosure of defined benefit plans [line items]
Contributions per employee percentage	5.00%
Minimum
Disclosure of defined benefit plans [line items]
Average duration of defined benefit obligation	5 years 4 months 24 days
Maximum
Disclosure of defined benefit plans [line items]
Average duration of defined benefit obligation	11 years 9 months 18 days